Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
General partner, interest		2.00%	2.00%
General partner, notional units		360,000	360,000
Limited partners, interest		98.00%	98.00%
Limited partners, units issued	17,789,561	17,640,000	17,640,000
Limited partners, units outstanding	17,789,561	17,640,000